Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and contingencies

Note 35—Commitments and contingencies
IRIS
2
Concession Agreement
In December 2024 the Consortium received an initial funding (“Pre-financing”) of EUR
300 million from the European Commission for IRIS² programme costs arising in the first year of the programme for
SES Astra
and other consortium members and subcontractors. In the event of an early termination of the Concession Agreement for IRIS², the
Consortium
has a contractual commitment to refund the European Commission any residual portion of the EUR 300 million
Pre-financing
which
has not been
 uncleared against
project

milestones in accordance with the Concession Agreement.
Capital expenditure commitments
The Group had outstanding commitments in respect of contracted capital expenditure totaling EUR
 594
million (2024: EUR 281 million) as at 31 December 2025. These commitments largely reflect the procurement of satellites and satellite launchers and are stated net of liabilities under these programmes which are already disclosed under “Fixed assets suppliers” (see Note 34).

The commitments as at 31 December 2025 include EUR
 63 million (2024: EUR 64
million) in connection with the renewal of the agreement with Luxembourg government in respect of SES’s concession to operate satellites under Luxembourg’s jurisdiction as well as EUR
 261
million deriving from the Intelsat acquisition.
Certain contracts require that we make progress payments during the period of the satellites’ construction and contain provisions that allow us to cancel the contracts for or without cause. If cancelled without cause, we could be subject to substantial termination penalties, including the forfeiture of progress payments made to date and additional penalty payments. If cancelled for cause, we are entitled to recover progress payments made to date and liquidated damages as specified in the contracts.

Capital expenditure commitments arising under these agreements as at 31 December are as follows:

€million	2025	2024
Within one year	273	96
After one year but not more than five years	279	143
After more than five years	42	42

Total	594	281

Satellite performance incentive obligations
Certain satellite construction contracts acquired as part of the Intelsat acquisition require that the Company make
s
orbital incentive payments (plus interest as defined in each agreement with the satellite manufacturer) over the orbital life of the satellite. The incentive obligations may be subject to reduction or refund if the satellite fails to meet specific
technical operating standards.

As at 31 December 2025, the satellite performance incentive obligations, including future interest payments, for satellites currently in orbit are as follows:

€million	2025
Within one year	16
After one year but not more than five years	48
After more than five years	27

Total	91

Leases executed but not yet commenced
As part of the Intelsat acquisition, SES acquired a finance lease for an in-orbit
satellite servicing vehicle which has not yet commenced service with aggregate lease payments of circa EUR
 28
million. The lease is expected to commence in 2026 with a lease term of approximately
4 years.
Additionally, SES acquired a finance lease for a teleport and associated ground infrastructure which has not yet commenced, with payments totalling approximately EUR 9 million. The lease is expected to commence in 2026 with a lease term of 5 years.
Contributions to joint ventures:
As part of the Intelsat acquisition, SES has commitments to make capital contributions to - and purchase satellite capacity from - Horizons 3 and Horiz ons 4.
The commitments arising under these agreements as at 31 December are as follows:

€million	2025
Within one year	23
After one year but not more than five years	58
After more than five years	76

Total	157

Refer also to Note 19 – Investments accounted for using equity method.
Other commitments
The Group’s other commitments include transponder and teleport service agreements for the purchase of satellite capacity and teleport services from third parties under contracts with a maximum life of ten years for EUR

408
 million (2024: EUR
47
million), cloud computing service agreements for EUR
36
 million (2024: EUR
59
million), as well as EUR
63
 million (2024: EUR
64
million) in connection with capital contributions into a Luxembourg space sector fund in connection with the renewal of the agreement with Luxembourg government in respect of SES’s concession to operate satellites under Luxembourg’s jurisdiction.
As part of the Intelsat acquisition, SES acquired a EUR
202

million commitment as at 31 December 2025 to purchase
low-earth
orbit satellite capacity and terminal hardware over six years commencing on January 1, 2025. SES has the option, but not the obligation, to increase its commitment for an additional EUR
213
 million for a total of EUR
415
 million over a term of seven years.

€million	2025	2024
Within one year	313	160
After one year but not more than five years	407	130
After more than five years	63	45

Total	783	335

The total expense recognized for transponder service agreements in 2025 was EUR
 205 million (2024: EUR 158 million).
Litigation
There were
no
significant litigation claims against the Group as at 31 December 2025, or as at 31 December 2024.

Guarantees
On 31 December 2025 the Group had outstanding bank guarantees of EUR 29 million (2024: EUR
 39
million) with respect to performance and warranty guarantees for services of satellite operations.